Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other receivables [Abstract]
Trade receivables		$ 4,488,090	$ 3,711,752
Prepayments		221,099	169,963
Advances paid for content and service providers		566,501	1,155,978
Other receivables		752,629	450,964
Other financial assets	[1]	433,660	161,525
Allowance for estimated credit losses		(235,164)
Trade and other receivables, gross		6,226,815	5,650,182
Allowance for foreign currency losses	[2]	(821,268)	(825,993)
Trade and other receivables, net		$ 5,405,547	$ 4,824,189

[1]	As at December 31, 2021, the Group reclassified its bank balances in Lebanese Pounds equivalent of USD 433,660 to other financial assets due to significant devaluation of Lebanese Pounds against US Dollar caused by the ongoing political and economic situation in Lebanon.
[2]	Allowances for foreign currency losses represent translated differences between official and Sayrafa rate on trade receivables and bank balances in Lebanese Pounds as discussed in note (1) above